Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Accountancy fees [Member] | Greenly Trading Company [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ (331,100)	$ (245,714)	$ (74,100)	$ (55,600)
Sales to [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	184,854	137,183	248,761	252,199
Purchases from [Member] | PTH Safety equipment Sdn Bhd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	(101,335)	(75,202)	(147,437)	(55,178)
Purchases from [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ (840,241)	$ (623,556)	$ (459,691)	$ (344,303)